Assets and Liabilities Measured at Fair Value on Non Recurring Basis (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014 Fair Value Measures Using Level 3	Dec. 31, 2012 Fair Value Measures Using Level 3 Segment, Discontinued Operations	Mar. 31, 2014 Fair Value, Measurements, Nonrecurring	Mar. 31, 2014 Fair Value, Measurements, Nonrecurring Fair Value Measures Using Level 3	Dec. 31, 2012 Fair Value, Measurements, Nonrecurring Fair Value Measures Using Level 3 Segment, Discontinued Operations
Assets
Goodwill					$ 529			$ 529
Trade name	$ 672	$ 1,019	$ 1,019	$ 672		$ 0	$ 672